SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Income Tax Disclosure [Abstract]
Income tax current year			$ 189
Income tax prior year	1	135	92
Income tax refund		(260)
Income tax expense (refund)	$ 1	$ (125)	$ 281